Operating segments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Revenue	$ 106,327	$ 96,586
Individual customer
Disclosure of major customers [line items]
Revenue	37,932	26,587
Individual customer
Disclosure of major customers [line items]
Revenue	$ 26,164	$ 17,547